CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net profit (loss)	$ (6,855)	$ 215	$ (13,924)
Income and expenses not involving operating cash flows:
Depreciation and amortization	7,692	7,134	5,382
Capital loss from disposals of property and equipment	278	51	63
Impairment of property, and equipment	0	0	118
Capital gain from amendment of lease liabilities	(399)	0	0
Change in employee benefit liabilities, net	180	90	21
Financial Expenses (income), net	(2,446)	(7,443)	12,857
Valuation loss (gain) from short-term investments	(848)	769	114
Cost of share-based payments	1,252	1,757	1,291
Tax expenses	891	1,097	455
Income and expenses not involving operating cash flows	6,600	3,455	20,301
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(975)	(641)	611
Increase in inventory	(156)	(2,544)	(3,097)
Decrease (increase) in prepaid expenses	44	(21)	202
Decrease (increase) in other accounts receivable	62	(471)	289
Increase in trade payables	235	1,264	494
Increase (decrease) in deferred revenues	51	(246)	(970)
Increase (decrease) in other accounts payable	965	845	(2,459)
Changes in operating assets and liabilities	226	(1,814)	(4,930)
Cash paid and received:
Interest received	621	429	318
Interest paid	(1,296)	(1,010)	(440)
Income tax received	8	87	7
Income taxes paid	(800)	(1,435)	(1,147)
Cash paid and received	(1,467)	(1,929)	(1,262)
Net cash provided by (used) in operating activities	(1,496)	(73)	185
Cash flows from investing activities:
Purchase of property and equipment	(1,289)	(1,661)	(625)
Acquisition of subsidiaries	0	0	(27,323)
Investment in intangible assets	(4,203)	(5,243)	(2,633)
Investment in short-term deposits	(9,840)	(5,705)	(4,860)
Proceeds from short-term deposits	5,855	0	4,733
Purchase of short-term investments	(2,291)	(5,588)	(13,622)
Proceeds from sale of short-term investments	2,422	11,764	3,356
Net cash used in investing activities	(9,346)	(6,433)	(40,974)
Cash flows from financing activities:
Proceeds from issue of share options liability	0	0	6,859
Dividend paid to non-controlling interests	(789)	(130)	0
Payment of lease liabilities	(2,648)	(2,447)	(1,933)
Proceeds from issue of share capital, net	0	0	30,140
Exercise of share options	20,298	1,961	463
Payment of long-term loans	(2,070)	(1,665)	18,265
Payment of liability to underwriters	(1,124)	0	(2,716)
Net cash provided by (used in) financing activities	13,667	(2,281)	51,078
Effect of exchange rate changes on cash and cash equivalents	(615)	(1,575)	414
Increase (decrease) in cash and cash equivalents	2,210	(10,362)	10,703
Cash and cash equivalents at the beginning of the year	4,483	14,845	4,142
Cash and cash equivalents at the end of the year	6,693	4,483	14,845
Non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	(1,265)	1,658	131
Liability derecognized and recorded in equity upon exercise of share options	$ 5,333	$ 1,015	$ 319